Variable Interest Entities	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

14. Variable Interest Entities

In accordance with ASC 810, an enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The consolidation guidance requires an analysis to determine (a) whether an entity in which Ben holds a variable interest is a VIE and (b) whether Ben’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance-related fees), would give it a controlling financial interest. The performance of that analysis requires the exercise of judgment. Based on management’s analysis, there are no VIEs that require consolidation, other than those described below.

VIEs for Which the Company is the Primary Beneficiary

CT Risk Management, L.L.C.

CT, a Delaware limited liability company, is currently governed by the Fourth Amended and Restated Limited Liability Company Agreement entered into on April 27, 2022. CT was created to reduce the impact of a potential market downturn on the interests in alternative assets held by the Customer ExAlt Trusts that collateralize the loans receivable from the Customer ExAlt Trusts held by BFF, or other Ben entities (such loans receivable are eliminated solely for financial reporting purposes in our consolidated financial statements) by distributing any potential profits to certain of the Customer ExAlt Trusts thereby offsetting any reduction in the value of the alternative assets.

CT is considered a VIE as the at-risk equity holder, BFF, does not have all of the characteristics of a controlling financial interest due to BFF’s receipt of returns being limited to its initial investment in CT. The Company concluded that BFF is the primary beneficiary of CT as BFF has the power to direct the most significant activities and has an obligation to absorb potential losses of CT. Accordingly, the results of CT are included in the Company’s consolidated financial statements.

As of June 30, 2024 and March 31, 2024, the consolidated statements of financial condition include assets of this consolidated VIE with a carrying value of nil. For three months ended June 30, 2023, the Company recorded losses of $2.3 million, of which approximately $1.7 million is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction, which is reported in the gain (loss) on financial instruments, net line item of the consolidated statements of comprehensive income (loss). No options were held as of June 30, 2024.

Customer ExAlt Trusts

The Company determined that all of the Customer ExAlt Trusts used in connection with its operations are VIEs of which Ben is the primary beneficiary as defined under ASC 810. The Company concluded that it is the primary beneficiary of the Customer ExAlt Trusts as it has the power to direct the most significant activities and has an obligation to absorb potential losses of the Customer ExAlt Trusts. Accordingly, the results of the Customer ExAlt Trusts are included in the Company’s consolidated financial statements. Although the Company is deemed to be the primary beneficiary of the Customer ExAlt Trusts for purposes of ASC 810, it is neither designated as a beneficiary under the trust agreements nor recognized as a beneficiary of such trusts under applicable state trust law. The assets of the Customer ExAlt Trusts may only be used to settle obligations of the Customer ExAlt Trusts. Other than potentially funding capital calls above the related reserve (refer to Note 17), there is no recourse to the Company for the Customer ExAlt Trusts’ liabilities. The cash flows generated by these VIEs are included within the Company’s consolidated statements of cash flows.

The consolidated statements of financial condition include the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	June 30, 2024	March 31, 2024
Assets:
Cash and cash equivalents	$1,244	$963
Restricted cash	314	64
Investments, at fair value	331,367	329,113
Other assets	34	30
Total Assets of VIEs	$332,959	$330,170

Liabilities:
Accounts payable and accrued expense	$1,823	$1,670
Other liabilities	19	109
Total Liabilities of VIEs	$1,842	$1,779

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(166,463)	(165,712)
Accumulated other comprehensive income	255	276
Total Equity of VIEs	$(169,652)	$(168,880)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs.

	Three Months Ended June 30,
	2024	2023
(Dollars in thousands)
Revenues
Investment income, net	$11,028	$500
Loss on financial instruments, net	(1,175)	(1,803)
Interest and dividend income	—	8
Total revenues	9,853	(1,295)

Operating expenses
Interest expense	—	1,874
Provision for credit losses	522	—
Professional services	622	1,261
Other expenses	121	357
Total operating expenses	1,265	3,492
Net income (loss)	$8,588	$(4,787)
Net loss attributable to noncontrolling interests	$(526)	$(13,866)

17. Variable Interest Entities

In accordance with ASC 810, an enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The consolidation guidance requires an analysis to determine (a) whether an entity in which Ben holds a variable interest is a VIE and (b) whether Ben’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance-related fees), would give it a controlling financial interest. The performance of that analysis requires the exercise of judgment. Based on management’s analysis, there are no VIEs that require consolidation, other than those described below.

VIEs for Which the Company is the Primary Beneficiary

CT Risk Management, L.L.C.

CT Risk Management, L.L.C. (“CT”), which is currently governed by the Fourth Amended and Restated Limited Liability Company Agreement entered into on April 27, 2022. CT was created to reduce the impact of a potential market downturn on the interests in alternative assets held by the Customer ExAlt Trusts that collateralize the loans receivable from the Customer ExAlt Trusts held by BFF, or other Ben entities (such loans receivable are eliminated solely for financial reporting purposes in our consolidated financial statements) by distributing any potential profits to certain of the Customer ExAlt Trusts thereby offsetting any reduction in the value of the alternative assets.

CT is considered a VIE as the at-risk equity holder, BFF, does not have all of the characteristics of a controlling financial interest due to BFF’s receipt of returns being limited to its initial investment in CT. The Company concluded that BCC is the primary beneficiary of CT as BFF has the power to direct the most significant activities and has an obligation to absorb potential losses of CT. Accordingly, the results of CT are included in the Company’s consolidated financial statements.

As of March 31, 2024 and 2023, the consolidated statements of financial condition include assets of this consolidated VIE with a carrying value of nil and $4.0 million, respectively, which is recorded in the investments held by Ben line item of the consolidated statements of financial condition. The Company recorded losses of $3.0 million and $3.5 million, for the years ended March 31, 2024 and 2023, respectively, which is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. No options were held as of March 31, 2024.

Customer ExAlt Trusts

The Company determined that all of the Customer ExAlt Trusts used in connection with its operations are VIEs of which Ben is the primary beneficiary as defined under ASC 810. The Company concluded that it is the primary beneficiary of the Customer ExAlt Trusts as it has the power to direct the most significant activities and has an obligation to absorb potential losses of the Customer ExAlt Trusts. Accordingly, the results of the Customer ExAlt Trusts are included in the Company’s consolidated financial statements. Although the Company is deemed to be the primary beneficiary of the Customer ExAlt Trusts for purposes of ASC 810, it is neither designated as a beneficiary under the trust agreements nor recognized as a beneficiary of such trusts under applicable state trust law. The assets of the Customer ExAlt Trusts may only be used to settle obligations of the Customer ExAlt Trusts. Other than potentially funding capital calls above the related reserve (refer to Note 20), there is no recourse to the Company for the Customer ExAlt Trusts’ liabilities. The cash flows generated by these VIEs are included within the Company’s consolidated statements of cash flows.

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Assets:
Cash and cash equivalents	$963	$3,259
Restricted cash	64	819
Investments, at fair value	329,113	491,859
Other assets	30	5,891
Total Assets of VIEs	$330,170	$501,828

Liabilities:
Accounts payable and accrued expense	$1,670	$1,945
Other liabilities	109	132
Customer ExAlt Trusts loan payable, net	—	52,129
Total Liabilities of VIEs	$1,779	$54,206

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(165,712)	(118,299)
Accumulated other comprehensive income (loss)	276	9,900
Total Equity of VIEs	$(168,880)	$(111,843)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs.

(Dollars in thousands)	Year Ended March 31, 2024	Year Ended March 31, 2023
Revenues
Investment income (loss), net	$4,791	$(54,010)
(Gain) loss on financial instruments, net	(102,584)	(35,085)
Interest income	10	54
Other income	215	—
Total revenues	(97,568)	(89,041)

Operating expenses
Interest expense	4,091	8,957
Provision for credit losses	254	13,843
Professional services	3,277	5,032
Other expenses	1,191	1,905
Total operating expenses	8,813	29,737
Loss on extinguishment of debt, net	8,846	—
Net income (loss)	$(115,227)	$(118,778)
Net income (loss) attributable to noncontrolling interests	$(44,175)	$(117,861)